Convertible Perpetual Preferred Stock - Textual (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 07, 2006
Convertible Perpetual Preferred Stock, Shares Issued	400,000	400,000		400,000
Convertible Perpetual Preferred Stock, Dividend Rate	6.50%
Convertible Perpetual Preferred Stock, Liquidation Preference	$ 1,000	$ 1,000
Convertible Perpetual Preferred Stock, Conversion Price	$ 30.50
Convertible Perpetual Preferred Stock, Shares Issued Upon Conversion	32.7869
Convertible Perpetual Preferred Stock, Terms of Conversion	We may at any time cause the shares of preferred stock to be automatically converted into shares of our common stock at the conversion rate then in effect if the closing sale price of our common stock for 20 trading days within a period of 30 consecutive trading days ending on the trading day before the date we give the notice of forced conversion exceeds 150% of the conversion price of the preferred stock. If we are subject to a fundamental change, as defined in the certificate of designation of the preferred stock, each holder of shares of preferred stock has the right, subject to certain limitations, to require us to purchase with cash any or all of its shares of preferred stock at a purchase price equal to 100% of the accreted liquidation preference, plus any accrued and unpaid dividends to the date of purchase. In addition, if holders of the preferred stock elect to convert shares of preferred stock in connection with certain fundamental changes, we will in certain circumstances increase the conversion rate for such shares of preferred stock.
Convertible Perpetual Preferred Stock, Dividends Declared	$ 26.0	$ 26.0	$ 26.0
Convertible Perpetual Preferred Stock, Accrued Dividends	$ 6.5	$ 6.5